Expense Example, No Redemption - Elements International Small Cap Portfolio	Oct. 01, 2020 USD ($)
Class M
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,037